Loss per share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Weighted average number of ordinary shares outstanding	64,056,876	64,056,876	64,056,876